Major Customers and Credit Risk (Details) - Customers	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues [Member]
Major Customers and Credit Risk (Textual)
Number of customers	1	2	1
Concentration risk, percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Major Customers and Credit Risk (Textual)
Number of customers	1	2
Concentration risk, percentage	10.00%	10.00%	10.00%